Business Combinations	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Business Combinations
5	Business Combinations

i)
On September 1, 2021, the Company acquired all of the issued and outstanding common stock of Thaihot Investment Company US Limited, which owns 100% of the common stock of Alliance, from Thaihot Investment Co., Ltd. (“Seller”) for a total purchase price of $785.9 million (the “Alliance Acquisition”). The acquisition included Alliance’s ownership interests in its joint ventures which had a fair value of $212.2 million on the acquisition date.

The acquisition was financed with (i) cash on hand, (ii) $340.0 million of proceeds from the issuance of unsecured notes, (iii) $10.4 million of proceeds from the issuance of 3,500,000 shares of the Company’s common stock at a price of $2.98 per share, (iv) $375.0 million of proceeds from a private offering of 7.5% senior secured notes, and (v) the issuance of 14,223,570 shares of the Company’s common stock to the Seller at a price of $2.17 per share, which represents the closing market price of the Company’s common stock immediately prior to the acquisition date.
The following table summarizes the purchase consideration for the Alliance Acquisition, and the preliminary fair value of the assets acquired and liabilities assumed as of the date of the acquisition.
Allocation of the purchase price:

Shares of common stock issued	14,223,570
Per share value of common stock issued	$2.17

Fair value of common stock issued	$30,865
Cash paid at closing	748,490
Working capital adjustment	6,548

Total purchase price	$785,903

Assets acquired:
Acquired cash	$26,125
Acquired net working capital	16,248
Property and equipment	207,053
Intangibles - Customer contracts	213,973
Intangibles - Trade names	69,591
Intangibles - Certificates of need	68,964
Intangibles - Third party management agreements	10,200
Goodwill	490,749
Other assets	8,171
Operating lease right-of-use assets	82,577

1,193,651

Liabilties assumed:
Equipment debt	54,673
Obligations under finance leases	9,349
Obligations under operating leases	86,960
Deferred tax liability	37,641
Other liabilties	6,915

195,538

Net assets acquired	998,113
Noncontrolling interests	(212,210)

Purchase price	$785,903

The acquisition enabled the Company to expand its business into areas of North America in which it previously did not have operations. The excess of the purchase price over the fair value of the net assets acquired was recorded as goodwill, which will not be deductible for income tax purposes. The goodwill recognized, of which $
194.8 million is allocated to the Radiology segment and $295.9 million is allocated to the Oncology segment, was primarily attributable to expected synergies of the combined businesses.
The results of operations of this acquisition have been included in the Company’s condensed consolidated statements of operations and comprehensive income (loss) from the acquisition date. The unaudited pro forma financial data presented below gives effect to the acquisition as if it had occurred on January 1, 2020. The unaudited pro forma information includes adjustments to amortization and depreciation for acquired intangible assets and property and equipment, interest expense and related gains and losses on Alliance’s term loan and credit facilities, and transaction costs. For the nine months ended September 30, 2020, non-recurring
pro forma adjustments directly attributable to the Alliance Acquisition in the pro forma information presented below included (i) depreciation and amortization expense of $44.4 million, (ii) interest expense and related gains and losses on Alliance’s term loan and credit facilities of $5.5 million, and (iii) transaction costs of $22.8 million. This pro forma data is presented for illustrative purposes only and does not purport to be indicative of the results of future operations or the results that would have occurred had the Company completed the acquisition on January 1, 2020:

	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Pro forma net revenues	$567,107	$545,659

Pro forma net loss before income taxes	$(79,356)	$(104,221)
The values of the intangible assets relating to customer contracts, trade names and certificates of need represent Level 3 measurements as they were based on unobservable inputs reflecting the Company’s assumptions used in determining the fair value of the assets. These inputs required significant judgments and estimates at the time of the valuation. The following table describes the valuation techniques used to calculate fair values for assets in Level 3. The significant unobservable inputs used in the fair value measurement of the Company’s identifiable intangible assets are growth and attrition rates, discount rate and royalty rate. Significant changes in these inputs would result in a significant change of fair value measurement.

	Fair value at September 1, 2021	Valuation Technique	Unobservable Input	Selected Assumption
Customer contracts	$213,973	Attrition rate	Attrition rate	2.8%-5.8%
			Growth rate	3.0%
			Discount rate	12.8%-16.4%

Trade names	$69,591	Relief from Royalty	Royalty rate	1.5%
		Method	Discount rate	12.4%-12.8%

Certificates of need	$68,964	Acquistion Costs	Discount rate	12.4%-12.8%
Acquisition and integration costs related to the Alliance Acquisition were $7.6 million and $8.9 million for the three months and nine months ended September 30, 2021, respectively, and are included in acquisition-related costs in the condensed consolidated statements of operations and comprehensive income (loss).

ii)
On June 1, 2021, the Company acquired through a subsidiary, all of the issued and outstanding equity interests in a company that owns three outpatient diagnostic imaging centers in Massachusetts for cash consideration of $0.4 million (the “Massachusetts Acquisition”). The Company has made a preliminary fair value determination of the acquired assets and assumed liabilities as of the date of acquisition as follows.

Assets acquired:
Cash	$5
Accounts receivable	59
Property and equipment	329
Operating lease right-of-use assets	1,413

1,806
Liabilities assumed:
Accounts payable and accrued liabilities	44
Obligations under operating leases	1,413

1,457

Net assets acquired	349
Goodwill	51

Purchase price	$400

This acquisition was an opportunity for the Company to enter the Massachusetts market. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, as well as potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s condensed consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of $0.2 million and loss before income taxes of $0.4 million to the Company’s consolidated results of operations.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2021, this business combination would have contributed $0.5 million in revenue and $0.9 million in loss before income taxes for the nine months ended September 30, 2021. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.

iii)
On May 1, 2021, the Company acquired, through a subsidiary, six outpatient diagnostic imaging centers in Florida in six simultaneous transactions with related sellers, for aggregate cash consideration of $34.6 million and share consideration of $3.0 million through issuance of 974,999 common shares of the Company at a price of $3.09 per share based on the share price at the close of April 30, 2021 (the “Florida Acquisition”). The Company has made a preliminary fair value determination of the acquired assets and assumed liabilities as of the date of acquisition as follows. Other intangible assets consist of the trade name and covenants not to compete.

Assets acquired:
Accounts receivable	$3,594
Prepaid expenses	83
Property and equipment	483
Operating lease right-of-use assets	6,874
Other intangible assets	841

11,875
Liabilities assumed:
Accounts payable and accrued liabilities	333
Obligations under finance leases	136
Obligations under operating leases	6,874

7,343

Net assets acquired	4,532
Goodwill	33,035

Purchase price (cash and common shares)	$37,567

This acquisition was an opportunity for the Company to increase its economies of scale in Florida. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, as well as potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s condensed consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of $5.0 million and income before income taxes of $1.2 million to the Company’s consolidated results of operations.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2021, this business combination would have contributed $9.0 million in revenue and $2.1 million in income before income taxes for the nine months ended September 30, 2021. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.

iv)
On May 1, 2021, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging center in Sunrise, Florida, for cash consideration of $0.8 million (the “Sunrise Acquisition”). This asset acquisition was considered a business combination. The Company has made a preliminary fair value determination of the acquired assets and assumed liabilities as of the date of acquisition as follows.

Assets acquired:
Property and equipment	$521
Operating lease right-of-use assets	2,308

2,829

Liabilities assumed:
Obligations under operating leases	2,308

Net assets acquired	521
Goodwill	279

Purchase price	$800

This acquisition was an opportunity for the Company to increase its economies of scale across Florida. The goodwill assessed on acquisition, expected to be deductible for income tax purposes, reflects the Company’s expectation of future benefits from the acquired business and workforce, as well as potential synergies from cost savings. The results of operations of this acquisition have been included in the Company’s condensed consolidated statements of operations and comprehensive income (loss) from the acquisition date. Since the acquisition date, this acquisition contributed revenue of $0.8 million and loss before income taxes of $0.2 million to the Company’s consolidated results of operations.
The Company has estimated the contribution to the Company’s consolidated results from this acquisition had the business combination occurred at the beginning of the year. Had the business combination occurred at the beginning of fiscal 2021, this business combination would have contributed approximately $1.4 million in revenue and $0.4 million in loss before income taxes for the nine months ended September 30, 2021. These estimates should not be used as an indicator of past or future performance of the Company or the acquisition.